Acquisitions and Divestitures - Summary of Fair Value of Identifiable Net Assets at Acquisition Date, BBVA Chile (Detail) - BBVA Chile [member] $ in Millions, $ in Billions	Sep. 01, 2018 CAD ($)	Jul. 06, 2018 CAD ($)	Jul. 06, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Total identifiable net assets at fair value		$ 2,272.0
Deferred tax liability		(90.0)
Goodwill arising on acquisition		1,281.0
Non-controlling interest	$ (700.0)	(677.0)
Purchase consideration transferred		2,929.0	$ 2.2
Finite life intangible assets [member]
Disclosure of detailed information about business combination [line items]
Intangible assets arising on acquisition		$ 143.0